Finance Income (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain arising from financing - unrealized	$ 102.8	$ 7.9
Interest income - bank deposits	8.8	7.4
Other interest income	5.0
Fair value gain on embedded options		2.9
Net foreign exchange gain arising from derivative instruments - unrealized		0.1
Total Finance income	$ 116.6	$ 18.3	[1]
Vendor loan notes issued on disposal of subsidiaries | Rwanda, Rwanda Francs
Disclosure of detailed information about financial instruments [line items]
Repayable term	2 years
Interest rate	12.00%
Notional amount	$ 70.0
Vendor loan notes issued on disposal of subsidiaries | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Repayable term	3 years
Notional amount	$ 24.5

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.